Note 10 - Warrants (Tables)	12 Months Ended
Mar. 31, 2023
Statement Line Items [Line Items]
Changes in warrants [text block]
	Number of Warrants	Weighted average exercise price
Balance outstanding at March 31, 2020	7,315,711	$1.86
Broker warrants issued in overallotment	118,548	3.10
Warrants exercised during the year	(3,415,266)	1.96
Warrants outstanding at March 31, 2021	4,018,993	$1.82
Warrants expired during the year	(788,161)	3.07
Warrants exercised during the year	(266,290)	1.53
Warrants outstanding at March 31, 2022	2,964,542	$1.51
Common share purchase warrants issued in the 2022 Public Offering	13,333,334	2.39
Warrants expired during the year	(112,490)	1.75
Warrants outstanding at March 31, 2023	16,185,386	$2.23

Warrants outstanding and exercisable [text block]
Number of Warrants	Exercise Price	Expiry Date
	$
1,549,052	1.75	July 17, 2023
1,303,000	1.20	December 31, 2023
13,333,334	US 1.85	August 9, 2027
16,185,386